Intangible Assets - Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets (Details) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Acquisition cost [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance		¥ 1,331	¥ 965
Carrying amount
Additions (not by business combination)		524	380
Additions (business combination)	[1]	1,240
Additions (transferred from property and equipment)		100	25
Sales and disposals		(36)	(39)
Acquisition cost Ending Balance		3,159	1,331
Acquisition cost [Member] | Internally Generated Intangible Assets [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance		1,328	962
Carrying amount
Additions (not by business combination)		524	380
Additions (business combination)	[1]
Additions (transferred from property and equipment)		100	25
Sales and disposals		(35)	(39)
Acquisition cost Ending Balance		1,917	1,328
Acquisition cost [Member] | Goodwill [Member] | Internally Generated Intangible Assets [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance
Carrying amount
Additions (not by business combination)
Additions (business combination)	[1]	1,240
Additions (transferred from property and equipment)
Sales and disposals
Acquisition cost Ending Balance		1,240
Acquisition cost [Member] | Others [Member] | Internally Generated Intangible Assets [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance		3	3
Carrying amount
Additions (not by business combination)
Additions (business combination)	[1]
Additions (transferred from property and equipment)
Sales and disposals		(1)
Acquisition cost Ending Balance		2	3
Accumulated depreciation and accumulated impairment loss [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance		(544)	(365)
Carrying amount
Carrying amount		2,401	788	¥ 601
Sales and disposals		2
Amortization	[2]	(217)	(179)
Acquisition cost Ending Balance		(759)	(544)
Accumulated depreciation and accumulated impairment loss [Member] | Internally Generated Intangible Assets [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance		(541)	(362)
Carrying amount
Carrying amount		1,161	788	600
Sales and disposals		1
Amortization	[2]	(217)	(178)
Acquisition cost Ending Balance		(757)	(541)
Accumulated depreciation and accumulated impairment loss [Member] | Goodwill [Member] | Internally Generated Intangible Assets [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance
Carrying amount
Carrying amount		1,240
Sales and disposals
Amortization	[2]
Acquisition cost Ending Balance
Accumulated depreciation and accumulated impairment loss [Member] | Others [Member] | Internally Generated Intangible Assets [Member]
Schedule of Changes in Acquisition Cost, Accumulated Amortization and Imparement Loss of Intangable Assets [Line Items]
Acquisition cost Beginning Balance		(3)	(3)
Carrying amount
Carrying amount
Sales and disposals		1
Amortization	[2]
Acquisition cost Ending Balance		¥ (2)	¥ (3)

[1]	Goodwill was recognized in the year ended March 31, 2025 due to the business combination of Next Finance. See Note 6(2) “Acquisition of Next Finance.”
[2]	Intangible assets with definite useful lives are amortized over their useful lives. The amortization of intangible assets is included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income.